Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Related Party Transactions 1		$ 5,000
Related Party Transactions 2		3,000
Related Party Transactions 3		10,000
Related Party Transactions 4		0
Related Party Transactions 5		9,000
Related Party Transactions 6		3,000
Related Party Transactions 7		6,000
Related Party Transactions 8		13,000
Related Party Transactions 9		44,000
Related Party Transactions 10		55,000
Related Party Transactions 11		66,000
Related Party Transactions 12		0
Related Party Transactions 1	6,000
Related Party Transactions 2	4,000
Related Party Transactions 3	6,000
Related Party Transactions 4	4,000
Related Party Transactions 5	23,000
Related Party Transactions 6	10,000
Related Party Transactions 7	114,000
Related Party Transactions 8	87,000
Related Party Transactions 9	85,000
Related Party Transactions 10	1.00%
Related Party Transactions 11	0
Related Party Transactions 12	$ 1,000